CAPITAL MANAGEMENT (Details)	Jun. 30, 2023
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Disclosure of objectives, policies and processes for managing capital [line items]
Debt ratio	0.5
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Disclosure of objectives, policies and processes for managing capital [line items]
Interest coverage ratio	0.25